Investment Strategy	Dec. 12, 2024
abrdn High Income Opportunities Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies Changes

As of the Effective Date, the following disclosure will replace the first paragraph in the section entitled “Summary—abrdn High Income Opportunities Fund—Principal Strategies” in the Fund’s Statutory Prospectus beginning on page 114:

As a non-fundamental policy, under normal circumstances, the High Income Opportunities Fund invests at least 80% of its assets in high income producing instruments. High income producing instruments are defined by the Fund as those rated at the time of purchase below “BBB–” by Standard & Poor’s Rating Service (“S&P”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”), below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. The Fund may invest in securities rated in the lowest ratings category or in default (i.e., “junk bonds”, which are speculative). Although the Fund typically invests in high income debt securities, the Fund may invest up to 20% of its assets in investment grade debt. The Fund has the flexibility to invest in a broad-range of debt instruments, including, but not limited to, corporate and sovereign debt from U.S. and non-U.S. issuers, including those in emerging markets. The Fund may invest in debt securities of any maturity.